MANAGEMENT STATEMENT AND BASIS FOR PRESENTATION OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Management Statement And Basis Of Presentation Of The Financial Statements
2.       MANAGEMENT STATEMENT AND BASIS FOR PRESENTATION OF THE FINANCIAL STATEMENTS

The consolidated financial statements have been prepared and are being presented in accordance with the International Financial Reporting Standards (“IFRS”), issued by the International Accounting Standards Board (“IASB”). The financial statements show all the relevant information specific to the financial statements, and only that, which are consistent with those used by Management.

The Company’s financial statements were approved by the Board of Directors and authorized for issuance at the meeting held on April 8, 2022.

The consolidated financial statements for the year ended December 31, 2019 were recast to give retrospective effect to the changes in the Company’s reportable segments (note 26.1) on the Company's FS of December 31, 2020. The Company’s comparative historical consolidated information presented, for the statements of profit or loss, comprehensive income, changes in shareholders’ equity and cash flows for the year ended December 31, 2019, do not include information from the subsidiary Avon Products Inc., since the acquisition was completed on January 3, 2020.

a) Basis of presentation of Company's consolidated financial statements

The consolidated financial statements were prepared based on historical cost, except for financial derivatives instruments, short-term investments and carbon credits recognized in other current and noncurrent assets that were measured at fair value and assets held for sale and discontinued operations measured at the lower of their carrying amount and the fair value net of selling expenses. The consolidated financial statements are expressed in thousands of Reais (“R$”), rounded to the nearest thousand, and the disclosures of amounts in other currencies, when necessary, were also made in thousands. The items disclosed in other currencies are duly identified, whenever applicable.